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                                   SUPPLEMENT
                          DATED MARCH 31, 2005 TO THE
                    STATEMENT OF ADDITIONAL INFORMATION FOR
                        THE HARTFORD MUTUAL FUNDS, INC.
                  CLASS A, CLASS B, CLASS C AND CLASS Y SHARES
                     THE HARTFORD SELECT MIDCAP GROWTH FUND
                             DATED JANUARY 1, 2005

     On page 24 of the Statement of Additional Information, under Investment Management Arrangement, strike the last sentence of Item 1 which states "This approval was received in a shareholder meeting held August 12, 1999."

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR STATEMENT OF ADDITIONAL INFORMATION FOR
                               FUTURE REFERENCE.